Current Tax and Deferred Taxes (Details) - Schedule of Income Tax Provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Income taxes	$ 298,877	$ 311,532
Less:
Monthly prepaid taxes	(429,554)	(492,990)
Credit for training expenses	(2,300)	(2,216)
Other	(7,409)	(2,795)
Total tax (receivable) payable, net	$ (140,386)	$ (186,469)
Tax Rate	27.00%	27.00%	27.00%
Current tax assets	$ 141,194	$ 187,401
Current tax liabilities	(808)	(932)
Total tax receivable (payable), net	$ 140,386	$ 186,469